Note 11 - Net Income (Loss) Per Share Attributable to Common Stockholders - Calculation of Basic and Diluted Net (Loss) Income Per Share 1 (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Adjustments and reconciling items	$ 5,179	$ (15,591)	$ 16,327	$ (66,948)
Basic (in shares)	240,649,773	227,923,636	230,269,605	202,137,531
Weighted average shares used to compute net income (loss) per share, diluted (in shares)	242,184,524	227,923,636	230,346,201	202,137,531
Basic (in dollars per share)	$ 0.02	$ (0.07)	$ 0.07	$ (0.33)
Diluted (in dollars per share)	$ 0.02	$ (0.07)	$ 0.07	$ (0.33)
Share-Based Payment Arrangement [Member]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment (in shares)	1,534,751	0